Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000161384 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161384 | Vanguard S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161384 | United States Treasury Bill, 0, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161384 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161384 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000161384 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161384 | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161384 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161384 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161384 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161384 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161384 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161384 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161384 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000161384 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161384 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000161385 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161385 | Vanguard S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161385 | United States Treasury Bill, 0, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161385 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161385 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000161385 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161385 | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161385 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161385 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161385 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161385 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161385 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161385 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161385 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000161385 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161385 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000161386 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161386 | Vanguard S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161386 | United States Treasury Bill, 0, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161386 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161386 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000161386 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161386 | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161386 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161386 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161386 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161386 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161386 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161386 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161386 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161386 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000161386 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161386 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000161387 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161387 | United States Treasury Bill, 0, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161387 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161387 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161387 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161387 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161387 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161387 | Invesco S&P 500 Revenue ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161387 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161387 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161387 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161387 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161387 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161387 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000161387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000161387 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161387 | Equity
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000161388 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161388 | United States Treasury Bill, 0, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161388 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161388 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161388 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161388 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161388 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161388 | Invesco S&P 500 Revenue ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161388 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161388 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161388 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161388 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161388 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161388 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000161388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000161388 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161388 | Equity
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000161389 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161389 | United States Treasury Bill, 0, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161389 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161389 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161389 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161389 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161389 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161389 | Invesco S&P 500 Revenue ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161389 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161389 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161389 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161389 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161389 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161389 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161389 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161389 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000161389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000161389 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161389 | Equity
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000133836 | United States Treasury Bill, 0, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000133836 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000133836 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000133836 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000133836 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000133836 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000133836 | SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000133836 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133836 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133836 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000133836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000133836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000133836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000133836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000248905 | United States Treasury Bill, 0, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248905 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000248905 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000248905 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248905 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000248905 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000248905 | SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000248905 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248905 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248905 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248905 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248905 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248905 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248905 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248905 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.00%